Note 4 - Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Longview, Texas Office Building [Member]
Lease Expiration Date	Apr. 30, 2018
Humble, Texas Office Building [Member]
Lease Expiration Date	Dec. 31, 2016
Operating Leases, Rent Expense	$ 70,500	$ 70,500